INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST INCOME
Schedule of interest income

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Interest income from:
Margin financing	497,975	1,720,473	1,588,569
Bank deposits	208,556	197,390	986,387
Bridge loan	1,078	1,872	135,733
Securities lending	73,792	397,505	499,745
IPO financing	184,226	200,567	2,341
Other financing	—	391	1,552
Total	965,627	2,518,198	3,214,327